Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST III
Prospectus Date	rr_ProspectusDate	Dec. 31, 2020
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2020